UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2012

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one.): [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report

Name:       Gries Financial LLC
Address:    1801 E 9th Street STE 1600
            Cleveland, OH 44114

Form l3F File Number: 28-6572

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, Schedules, lists, and tables, are considered integral Darts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Jeffrey H. Palmer
Title:       Vice President - Operations
Phone:       216 861-1148

Signature, Place, and Date of Signing

Jeffrey H. Palmer  Cleveland, Ohio   01/12/2013

Report Type {Check only one.);

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

                               FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form l3F Information Table Entry Total:    87

Form 13F Information Table Value Total:    113,942
                                         (thousands)

List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Altera Corp.                   COM              021441100      492         14309 SH       Sole                 14309.00
Ameriprise Financial           COM              07076c106      473          7550 SH       Sole                  7550.00
AmerisourceBergen Corp.        COM              03073e105      847         19609 SH       Sole                 19609.00
Applied Materials Inc.         COM              038222105      417         36442 SH       Sole                 36442.00
Athersys, Inc.                 COM              04744l106       30         28000 SH       Sole                 28000.00
Automatic Data Proc.           COM              053015103      505          8864 SH       Sole                  8864.00
Baxter International           COM              071813109      756         11336 SH       Sole                 11336.00
Becton Dickinson & Co.         COM              075887109      667          8530 SH       Sole                  8530.00
Blackrock                      COM              092477108      542          2621 SH       Sole                  2621.00
Broadridge Financial Solutions COM              122014103      450         19647 SH       Sole                 19647.00
Bunge Ltd.                     COM              115657108      803         11050 SH       Sole                 11050.00
CH Robinson Worldwide Inc      COM              12541W209      470          7433 SH       Sole                  7433.00
CVS Corp. Delaware             COM              126650100      487         10065 SH       Sole                 10065.00
Cardinal Health Inc.           COM              14149Y108      830         20162 SH       Sole                 20162.00
Casey's General Stores Inc     COM              147528103      424          7982 SH       Sole                  7982.00
Chevron Corp.                  COM              166764100      264          2442 SH       Sole                  2442.00
Coca Cola Enterprises          COM              19122T109      762         24007 SH       Sole                 24007.00
Eaton Vance Corp               COM              278265103      553         17357 SH       Sole                 17357.00
Enbridge Engergy Partners      COM              292250r10      358         12845 SH       Sole                 12845.00
Energy Transfer Equity         COM              29273v100      419          9205 SH       Sole                  9205.00
Enterprise Products LP         COM              293792107      958         19137 SH       Sole                 19137.00
Expeditors International       COM              302130109      491         12409 SH       Sole                 12409.00
Exxon Mobil Corp.              COM              30231G102      419          4839 SH       Sole                  4839.02
Federal Express                COM              31428x106      466          5082 SH       Sole                  5082.00
Fidelity Nat'l Info Services   COM              31620m106      472         13555 SH       Sole                 13555.00
General Dynamics Corp.         COM              369550108      477          6888 SH       Sole                  6888.00
General Electric Co.           COM              369604103      286         13614 SH       Sole                 13614.00
Janus Capital                  COM              47102x105      475         55721 SH       Sole                 55721.00
KLA-Tencor Corp                COM              482480100      406          8504 SH       Sole                  8504.00
Keycorp                        COM              493267108      304         36158 SH       Sole                 36158.00
Kinder Morgan Energy Partners  COM              494550106      915         11471 SH       Sole                 11471.00
Kinder Morgan Management LLC   COM              49455u100      421          5583 SH       Sole                  5583.00
L3 Communications              COM              502424104      487          6352 SH       Sole                  6352.00
Linn Energy LLC                COM              536020100      372         10554 SH       Sole                 10554.00
McKesson Corp.                 COM              58155q103      827          8528 SH       Sole                  8528.00
Medtronic Inc.                 COM              585055106      741         18074 SH       Sole                 18074.00
Molson Coors Brewing Company   COM              60871r209      705         16467 SH       Sole                 16467.00
Northern Trust Corp.           COM              665859104      531         10592 SH       Sole                 10592.00
Owens & Minor Inc.             COM              690732102      696         24428 SH       Sole                 24428.00
Pepsico Inc.                   COM              713448108      739         10800 SH       Sole                 10800.00
Pfizer Inc.                    COM              717081103      274         10909 SH       Sole                 10909.00
Progressive Corp.              COM              743315103      310         14710 SH       Sole                 14710.00
Raytheon Company               COM              755111507      456          7930 SH       Sole                  7930.00
Rockwell Collins               COM              774341101      514          8836 SH       Sole                  8836.00
SEI Investments                COM              784117103      485         20801 SH       Sole                 20801.00
Steris Corp.                   COM              859152100      752         21642 SH       Sole                 21642.00
Sunoco Logistics LP            COM              86764l108      451          9060 SH       Sole                  9060.00
Sysco Corp.                    COM              871829107      728         22996 SH       Sole                 22996.00
T. Rowe Price Group Inc.       COM              74144T108      469          7202 SH       Sole                  7202.00
Texas Instruments              COM              882508104      430         13909 SH       Sole                 13909.00
Total System Services Inc      COM              891906109      411         19181 SH       Sole                 19181.00
UTI Wordwide                   COM              g87210103      464         34598 SH       Sole                 34598.00
United Technologies Grp        COM              913017109      497          6055 SH       Sole                  6055.00
Vanguard Dividend Appreciation COM              921908844    11921        200120 SH       Sole                200120.00
Vanguard Emerging Markets Stoc COM              922042858    10809        242739 SH       Sole                242739.00
Vanguard FTSE All-World ex-US  COM              922042775     5568        121710 SH       Sole                121710.00
Vanguard Intl Eq Index         COM              922042742     1937         39200 SH       Sole                 39200.00
Vanguard Mid-Cap               COM              922908629     1522         18465 SH       Sole                 18465.00
Vanguard Russell 1000 Value In COM              92206C714     8748        138087 SH       Sole                138087.00
Vanguard Total Stock Market    COM              922908769      222          3035 SH       Sole                  3035.00
Wal-Mart Stores Inc.           COM              931142103      434          6365 SH       Sole                  6365.00
Walgreen Company               COM              931422109      465         12566 SH       Sole                 12566.00
iS Cohen & Strs Realty         COM              464287564     1318         16787 SH       Sole                 16787.00
iS Core S&P 400 Midcap Index   COM              464287507     9603         94429 SH       Sole                 94429.00
iS Russell 2000                COM              464287655     6874         81519 SH       Sole                 81519.00
iS Russell Midcap              COM              464287499     2069         18293 SH       Sole                 18293.00
iShares Core MSCI Emerg Mkts   COM              46434G103    12602        241417 SH       Sole                241417.00
iShares MSCI ACWI Index        COM              464288257      891         18526 SH       Sole                 18526.00
iShares Russell 3000 Value     COM              464287663      296          3102 SH       Sole                  3102.00
iShares Russell Midcap Value   COM              464287473      252          5010 SH       Sole                  5010.00
Abbott Laboratories            COM              002824100      786         12000 SH       Sole                    12000
Bristol Myers Squibb Co.       COM              110122108      502         15400 SH       Sole                    15400
CSX Corp.                      COM              126408103      691         35000 SH       Sole                    35000
Cleveland-Cliffs Inc.          COM              18683k101      250          6484 SH       Sole                     6484
Coca-Cola Co.                  COM              191216100      667         18400 SH       Sole                    18400
Colgate-Palmolive              COM              194162103      216          2066 SH       Sole                     2066
Conoco Phillips                COM              20825c104      244          4204 SH       Sole                     4204
Eaton Corp.                    COM              278058102      672         12400 SH       Sole                    12400
Emerson Electric Co.           COM              291011104      238          4500 SH       Sole                     4500
Exxon Mobil Corp.              COM              30231G102     3659         42273 SH       Sole                    42273
General Electric Co.           COM              369604103      210         10000 SH       Sole                    10000
IBM Corp.                      COM              459200101      383          2000 SH       Sole                     2000
Intel Corp.                    COM              458140100      247         12000 SH       Sole                    12000
Marsh & McLennan               COM              571748102      207          6000 SH       Sole                     6000
Merck & Co.                    COM              58933Y105      336          8216 SH       Sole                     8216
Minnesota Mining & Mfg         COM              604059105      604          6500 SH       Sole                     6500
Pfizer Inc.                    COM              717081103      524         20880 SH       Sole                    20880
REPORT SUMMARY		        87 DATA RECORDS              113942	  0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED